Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI

	Reference Rate	*Notional Amount As of December 31, 2024 (in thousands of each currency)
Debt	TIIE 28D MXN	173,349,237
	TIIE 91D MXN	6,743,603
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after December 31, 2024.

Details of Interest Rate Sensitivity
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves						PEMEX Curves
Currency	Sensitivity debt		Sensitivity DFIs		Sensitivity net		Sensitivity debt
Euro	U.S.$	15,412	U.S.$	(14,447)	U.S.$	965	U.S.$	13,251
Pound Sterling	489		(489)		—		466
Yen	800		(740)		60		742
Peso	6,309		327		6,636		5,545
UDI	6,277		(6,277)		—		3,905
U.S. dollar	646,033		165,450		811,483		255,652
			In thousands of U.S. dollars Figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				Sensitivity Net		VaR 95% Net		PEMEX Curves
Currency	Sensitivity Debt		Sensitivity DFIs						Sensitivity Debt
Euro	U.S.$	(72,172)	U.S.$	49,857	U.S.$	(22,315)	U.S.$	(12,294)	U.S.$	(66,247)
Pound Sterling	(5,612)		5,612		—		—		(5,447)
Yen	(5,103)		(1,343)		(6,446)		(7,227)		(4,821)
Peso	(118,168)		(17,731)		(135,899)		(142,785)		(113,756)
UDI	(20,627)		20,627		—		—		(17,672)
In thousands of U.S. dollars Figures not audited

Summary Maximum Credit Exposure by term in Petróleos Mexicanos including debt
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	(318,522)	U.S.$	115,428	U.S.$	114,570	U.S.$	78,062	U.S.$	—	U.S.$	—	U.S.$	—
A	(361)		8,516		—		—		—		—		—
A-	(231,334)		380,136		158,831		78,589		—		—		—
BBB+	(2,996,269)		411,961		312,983		137,654		158,930		215,491		—
BBB	(1,519,073)		178,231		339,379		248,859		212,600		287,042		—
BBB-	(60,568)		84,689		42,958		56,573		—		—		—
							in thousands of U.S. dollars Figures not audited
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	—	U.S.$	77,489	U.S.$	71,314	U.S.$	78,062	U.S.$	—	U.S.$	—	U.S.$	—
A	—		—		—		—		—		—		—
A-	—		282,677		78,404		78,589		—		—		—
BBB+	1,656		5,906		5,704		137,654		158,930		215,491		—
BBB	—		—		8,001		248,859		212,600		287,042		—
BBB-	—		84,689		42,958		56,573		—		—		—
							in thousands of U.S. dollars Figures not audited

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2024(1)(2)

	Year of expected maturity date
	2025		2026		2027		2028		2029		2030 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	35,260,336	Ps.	86,518,874	Ps.	121,204,555	Ps.	63,114,264	Ps.	47,437,960	Ps.	876,979,622	Ps.	1,230,515,611	Ps.	1,101,026,216
Average interest rate (%)													6.90%
Fixed rate (Japanese yen)	—		10,306,353		—		—		—		—		10,306,353		9,770,917
Average interest rate (%)													0.54%
Fixed rate (pound sterling)	11,412,443		—		—		—		—		—		11,412,443		11,040,295
Average interest rate (%)													3.75%
Fixed rate (pesos)	—		31,318,419		—		—		—		—		31,318,419		28,727,389
Average interest rate (%)													7.47%
Fixed rate (UDIs)	—		26,089,817		—		6,016,293		—		9,486,252		41,592,362		35,817,620
Average interest rate (%)													4.10%
Fixed rate (euros)	34,619,628		20,976,799		26,180,338		26,136,531		26,137,924		2,040,586		136,091,806		134,270,515
Average interest rate (%)													4.24%
Total fixed rate debt	Ps.	81,292,407	Ps.	175,210,262	Ps.	147,384,893	Ps.	95,267,088	Ps.	73,575,884	Ps.	888,506,460	Ps.	1,461,236,994	Ps.	1,320,652,952
Variable rate (U.S. dollars)	Ps.	200,188,707	Ps.	70,666,768	Ps.	2,599,593	Ps.	2,445,609	Ps.	1,771,017	Ps.	2,193,567	Ps.	279,865,261	Ps.	222,992,037
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	105,010,909		74,273,092		3,149,795		15,531,404		978,306		—		198,943,506		201,836,083
Total variable rate debt	Ps.	305,199,616	Ps.	144,939,860	Ps.	5,749,388	Ps.	17,977,013	Ps.	2,749,323	Ps.	2,193,567	Ps.	478,808,767	Ps.	424,828,120
Total debt	Ps.	386,492,023	Ps.	320,150,122	Ps.	153,134,281	Ps.	113,244,101	Ps.	76,325,207	Ps.	890,700,027	Ps.	1,940,045,761	Ps.	1,745,481,072
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S. $1.00; Ps. 0.1289 = 1.00 Japanese yen; Ps. 25.3860 = 1.00 pound sterling; Ps. 8.340909 = 1.00 UDI; Ps. 20.9868 = 1.00 euro; and Ps. 22.3721 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2023(1)(2)

	Year of expected maturity date
	2024		2025		2026		2027		2028		2029 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	18,853,937	Ps.	29,389,312	Ps.	63,734,146	Ps.	101,457,904	Ps.	52,680,639	Ps.	771,334,587	Ps.	1,037,450,525	Ps.	914,924,609
Average interest rate (%)													6.86%
Fixed rate (Japanese yen)	—		—		9,590,744		—		—		—		9,590,744		8,844,377
Average interest rate (%)													0.54%
Fixed rate (pounds sterling)	—		9,680,517		—		—		—		—		9,680,517		9,092,410
Average interest rate (%)													3.75%
Fixed rate (pesos)	126,137,419		—		31,278,595		—		—		—		157,416,014		155,178,104
Average interest rate (%)													8.33%
Fixed rate (UDIs)	—		—		25,037,795		—		5,756,414		9,076,920		39,871,129		36,611,421
Average interest rate (%)													4.10%
Fixed rate (euros)	23,366,012		30,831,092		18,678,830		23,295,171		23,245,497		25,057,638		144,474,240		135,380,508
Average interest rate (%)													4.16%
Total fixed rate debt	Ps.	168,357,368	Ps.	69,900,921	Ps.	148,320,110	Ps.	124,753,075	Ps.	81,682,550	Ps.	805,469,145	Ps.	1,398,483,169	Ps.	1,260,031,429
Variable rate (U.S. dollars)	169,465,997		8,272,478		27,476,033		2,170,400		2,041,838		3,307,370		212,734,116		168,316,129
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	101,832,259		37,741,944		1,583,917		1,629,795		1,851,404		1,047,783		145,687,102		149,162,238
Total variable rate debt	Ps.	271,298,256	Ps.	46,014,422	Ps.	29,059,950	Ps.	3,800,195	Ps.	3,893,242	Ps.	4,355,153	Ps.	358,421,218	Ps.	317,478,367
Total debt	Ps.	439,655,624	Ps.	115,915,343	Ps.	177,380,060	Ps.	128,553,270	Ps.	85,575,792	Ps.	809,824,298	Ps.	1,756,904,387	Ps.	1,577,509,796
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00; Ps. 0.1200 = 1.00 Japanese yen; Ps. 21.5646 = 1.00 pound sterling; Ps. 7.981602 = 1.00 UDI; Ps. 18.6963 = 1.00 euro; and Ps. 20.1101 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2024(1) (2)

	Year of expected maturity date
	2025		2026		2027		2028		2029		2030 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	2,482,867	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,482,867	Ps.	46,223
Average pay rate	2.31%		—%		—%		—%		—%		—%		n.a.		n.a.
Average receive rate	5.23%		—%		—%		—%		—%		—%		n.a.		n.a.
Fixed to variable	—		—		—		18,241,470		—		—		18,241,470		(77,608)
Average pay rate	—%		—%		—%		5.36%		—%		—%		n.a.		n.a.
Average receive rate	—%		—%		—%		5.35%		—%		—%		n.a.		n.a.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	39,365,746	Ps.	22,194,423	Ps.	27,221,847	Ps.	27,055,647	Ps.	29,823,494	Ps.	2,243,498	Ps.	147,904,655	Ps.	(9,396,306)
Receive Japanese yen/Pay U.S. dollars	—		—		—		—		—		—		—		—
Receive pounds sterling/Pay U.S. dollars	11,991,942		—		—		—		—		—		11,991,942		(708,227)
Receive UDI/Pay pesos	3,063,181		17,076,001		—		4,749,625		—		6,844,866		31,733,673		5,491,946
Receive Swiss francs/Pay U.S. dollars	—		—		—		—		—		—		—		—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	10,314,656	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	10,314,656	Ps.	(2,612,530)
Buy Call, Sell Call and Sell Put on euros	15,214,703		—		—		26,232,247		—		—		41,446,950		(4,953,719)
Sell Call on pounds sterling	11,415,512		—		—		—		—		—		11,415,512		—
Sell Call on Swiss francs	—		—		—		—		—		—		—		—
Sell Call on Euros	13,640,769		15,739,348		26,232,247		—		26,232,247		2,098,580		83,943,191		(142,993)
FX Forwards
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.61,490,994		Ps.48,902,516		Ps.—		Ps.—		Ps.—		Ps.—		Ps.110,393,510		Ps.(87,155,413)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S. $1.00 and Ps. 20.9868 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2023(1)(2)

	Year of expected maturity date
	2024		2025		2026		2027		2028		2029 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	2,813,283	Ps.	2,072,945	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,886,228	Ps.	161,540
Average pay rate	2.35%		2.31%		—%		—%		—%		—%		N.A.		N.A.
Average receive rate	5.84%		4.55%		—%		—%		—%		—%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	42,305,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	42,305,000	Ps.	824,040
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	22,534,604	Ps.	32,866,454	Ps.	18,530,120	Ps.	22,727,515	Ps.	22,588,755	Ps.	26,772,726	Ps.	146,020,174	Ps.	(3,430,313)
Receive Japanese yen/Pay U.S. dollars	—		—		—		—		—		—		—		—
Receive pounds sterling/Pay U.S. dollars	—		10,012,071		—		—		—		—		10,012,071		(469,549)
Receive UDI/Pay pesos	—		3,063,181		17,076,001		—		4,749,625		6,844,866		31,733,673		4,364,789
Receive Swiss francs/Pay U.S. dollars	—		—		—		—		—		—		—		—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	9,598,412	Ps.	—	Ps.	—	Ps.	—	Ps.	9,598,412	Ps.	(941,833)
Buy Call, Sell Call and Sell Put on euros	23,350,245		13,543,142		—		—		23,350,245		—		60,243,632		(3,141,165)
Sell Call on pounds sterling	—		9,694,529		—		—		—		—		9,694,529		(91)
Sell Call on Swiss francs	—		—		—		—		—		—		—		—
Sell Call on Euros	—		12,142,127		14,010,147		23,350,245		—		25,218,264		74,720,783		(442,326)
FX Forwards
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.	21,266,286	Ps.	17,494,819	Ps.	6,984,701	Ps.	—	Ps.	—	Ps.	—	Ps.	45,745,806	Ps.	(24,124,384)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2023, of Ps. 16.9220 = U.S. $1.00 and Ps. 18.6963 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2024 and 2023 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2024(1)

			Year of expected maturity date
	Total Carrying Value		2025		2026		2027		2028		2029		2030 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	505,989,382	Ps.	505,989,382	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	505,989,382
Accounts and accrued expenses Payable	72,773,222		72,773,222		—		—		—		—		—		72,773,222
Leases	46,825,266		11,092,958		7,288,901		7,182,819		6,327,785		5,000,783		29,697,210		66,590,456
Debt	1,978,772,255		514,395,729		426,064,511		231,981,151		185,726,755		142,388,201		1,675,074,455		3,175,630,802
Total	Ps.	2,604,360,125	Ps.	1,104,251,291	Ps.	433,353,412	Ps.	239,163,970	Ps.	192,054,540	Ps.	147,388,984	Ps.	1,704,771,665	Ps.	3,820,983,862
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S. $1.00; Ps. 0.1289 = 1.00 Japanese yen; Ps. 25.3860 = 1.00 pound sterling; Ps. 8.340909 = 1.00 UDI; Ps. 20.9868 = 1.00 euro; and Ps. 22.3721 = 1.00 Swiss franc.
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2023(1)

			Year of expected maturity date
	Total Carrying Value		2024		2025		2026		2027		2028		2029 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	368,345,849	Ps.	368,345,849	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,345,849
Accounts and accrued expenses Payable	83,646,764		83,646,764		—		—		—		—		—		83,646,764
Leases	41,848,333		9,869,758		6,994,150		6,078,204		6,033,850		5,235,062		28,081,239		62,292,263
Debt	1,794,470,357		550,583,179		206,633,907		256,300,963		192,796,139		145,605,972		1,520,792,292		2,872,712,452
Total	Ps.	2,288,311,303	Ps.	1,012,445,550	Ps.	213,628,057	Ps.	262,379,167	Ps.	198,829,989	Ps.	150,841,034	Ps.	1,548,873,531	Ps.	3,386,997,328
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates on December 31, 2023, of Ps. 16.9220 = U.S. $1.00; Ps. 0.1200 = 1.00 Japanese yen; Ps. 21.5646 = 1.00 Pound sterling; Ps. 7.981602 = 1.00 UDI; Ps. 18.6963 = 1.00 euro; and Ps. 20.1101 = 1.00 Swiss franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges	December 31, 2024 and 2023. It should be noted that:
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V., among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

		December 31,
		2024				2023
DFI	POSITION	Notional Amount		Fair Value		Notional Amount		Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.	Ps.	506,708	Ps.	5,090	Ps.	1,586,438	Ps.	36,496
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.	1,976,159		41,133		3,299,790		125,045
Interest rate swaps	PEMEX pays floating in U.S. dollar SOFR 6M + spread and receives fixed in U.S. dollar.	18,241,470		(77,608)		—		—
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	31,733,673		5,491,946		31,733,673		4,364,789
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	147,904,655		(9,396,306)		146,020,174		(3,430,313)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	11,991,942		(708,227)		10,012,071		(469,549)
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M.	—		—		42,305,000		824,040
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	10,314,656		(2,612,530)		9,598,412		(941,833)
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	41,446,951		(4,953,719)		60,243,631		(3,141,165)
Currency Options	PEMEX Sell Call on Pound sterling	11,415,512		—		9,694,529		(91)
Currency Options	PEMEX Sell Call on euro	83,943,191		(142,993)		74,720,783		(442,326)
Currency swaps (prepaid swap)	PEMEX pays U.S. dollar and pesos and receives U.S. dollar and pesos.	110,393,509		(87,155,413)		45,745,807		(24,124,384)
	Subtotal			Ps.	(99,508,627)			Ps.	(27,199,291)

		December 31,
		2024			2023
DFI	Position	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	64.57	Ps.	(259,882)	51.63	Ps.	436,521
	Subtotal		Ps.	(259,882)		Ps.	436,521

	Total		Ps.	(99,768,509)		Ps.	(26,762,770)

		December 31,
		2024			2023
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(0.03)	Ps.	(6,128)	(1.18)	Ps.	11,460
Petroleum Products Swaps	Exchange traded	(0.89)	(15,006)		(0.49)	(4,636)
Notes: Amounts may not total due to rounding.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following tables present the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2024, and 2023:

	Derivatives assets Fair value
	December 31,
	2024		2023
Derivatives not designated as hedging instruments
Embedded derivatives	Ps.	—	Ps.	194,194
Crude oil options	—		436,521
Interest rate options	—		824,040
Cross-currency swaps	9,103,992		8,310,089
Interest rate swaps	99,966		161,540
Total derivatives not designated as hedging instruments	Ps.	9,203,958	Ps.	9,926,384
Total assets	Ps.	9,203,958	Ps.	9,926,384

	Derivatives liabilities Fair value
	December 31,
	2024		2023
Derivatives not designated as hedging instruments
Crude oil options	Ps.	(259,882)	Ps.	—
Currency options	(7,566,249)		(4,082,999)
Cross-currency swaps	(101,014,985)		(32,411,963)
Interest rate swaps	(131,351)		—
Total derivatives not designated as hedging instruments	Ps.	(108,972,467)	Ps.	(36,494,962)
Total liabilities	Ps.	(108,972,467)	Ps.	(36,494,962)
Net total	Ps.	(99,768,509)	Ps.	(26,568,578)

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
The following table presents the net (loss) gain recognized in income on PEMEX’s DFIs for the years ended December 31, 2024, 2023 and 2022, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments income (cost), net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31,
	2024		2023		2022
Embedded derivatives	Ps.	(194,194)	Ps.	194,194	Ps.	—
Forwards	(408,079)		(325,605)		(57,874)
Futures	(664,381)		(116,638)		(1,871,162)
Crude oil options	(898,527)		(1,472,311)		(3,038,638)
Currency options	(5,253,517)		1,121,329		(3,592,393)
Interest rate options	76,882		100,615		2,664,631
Crack spread swaps	343,202		575,932		(27,883)
Cross-currency swaps	(20,572,489)		600,937		(17,511,767)
Interest rate swaps	(23,127)		11,987		572,135
DFIs not identified	—		(18,214)		—
Total	Ps.	(27,594,230)	Ps.	672,226	Ps.	(22,862,951)